Performance obligations and remaining performance obligations	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about revenue expected to be recognised in the future related to performance obligation [Abstract]
Disclosure of transaction price allocated to remaining performance obligations [text block]
23.	Performance obligations and remaining performance obligations

The Group has applied the practical expedient provided in the standard and accordingly not disclosed the remaining performance obligation relating to the contract where the performance obligation is part of a contract that has an original expected duration of one year or less and has also not disclosed the remaining performance obligation related disclosures for contracts where the revenue recognized corresponds directly with the value to the customer of the entity's performance completed to date.

The following table provides revenue expected to be recognized in the future related to performance obligation that are unsatisfied (or partially satisfied) at the reporting date:

To be recognized	Amount
Within one year	1,365,600
One to three years	678,100
Three years or more	310,300